Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Swap [Member] | Visa Class B Shares [Member]
Derivative [Line Items]
Notional Value, Liabilities	$ 1,800	$ 1,500
Fair Value, Liabilities	$ 165	$ 84
Derivative Liability Average Remaining Maturity Period	2 years 6 months	1 year 6 months
Underwriting Purchase and Sale Commitments [Member]
Derivative [Line Items]
Notional Value, Assets	$ 34	$ 1
Notional Value, Liabilities	$ 34	$ 1